Status of Unvested Shares under 2013 Plan (Detail) - Restricted Stock - $ / shares	1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 14, 2013	Jun. 30, 2014	Jun. 30, 2013
2006 Plan
Shares Subject to Option
Beginning balance	5,202		1,324
Restricted shares granted pursuant to the 2013 Plan			4,450
Restricted shares expired/cancelled/repurchased	(5,202)		(40)
Ending balance			5,202
Weighted Average Grant-Date Fair Value
Beginning balance	$ 704.39	$ 0	$ 197.77
Restricted shares granted pursuant to the 2013 Plan		3.33	792.99
Restricted shares expired/cancelled/repurchased	(704.39)	(3.33)	(192.87)
Ending balance	$ 0	$ 0	$ 704.39
2013 Plan
Shares Subject to Option
Beginning balance		0
Restricted shares granted pursuant to the 2013 Plan		1,473,500
Restricted shares expired/cancelled/repurchased		(1,473,500)
Ending balance	0	0
Weighted Average Grant-Date Fair Value
Restricted shares granted pursuant to the 2013 Plan		$ 3.33